POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Disclosure of defined benefit plans actuarial assumptions and contributions
Principal actuarial assumptions

	2021	2020
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	3.3%	2.7%
Rate of compensation increase	1.0% to 4.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B
Pension expense
Discount rate	2.7%	3.2%
Rate of compensation increase	1.0% to 4.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B
Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded defined benefit pension plans.

		As at December 31
(In millions of dollars)	Note	2021	2020

Plan assets, at fair value		3,198	2,791
Accrued benefit obligations		(3,171)	(3,365)

Surplus (deficiency) of plan assets over accrued benefit obligations		27	(574)
Effect of asset ceiling limit		(9)	—

Net deferred pension asset (liability)		18	(574)

Consists of:
Deferred pension asset		21	16
Deferred pension liability	22	(3)	(590)

Net deferred pension asset (liability)		18	(574)
Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2021	2020

Employer contribution	177	150
Employee contribution	32	34

Total contribution	209	184

Disclosure of sensitivity of key assumptions
Sensitivity of key assumptions
In the sensitivity analysis shown below, we determine the defined benefit obligation for our funded plans using the same method used to calculate the defined benefit obligation we recognize on the Consolidated Statements of Financial Position. We calculate sensitivity by changing one assumption while holding the others constant. This leads to limitations in the analysis as the actual change in defined benefit obligation will likely be different from that shown in the table, since it is likely that more than one assumption will change at a time, and that some assumptions are correlated.

	Increase (decrease) in accrued benefit obligation
(In millions of dollars)	2021	2020

Discount rate
Impact of 0.5% increase	(251)	(279)
Impact of 0.5% decrease	285	319

Rate of future compensation increase
Impact of 0.25% increase	17	20
Impact of 0.25% decrease	(17)	(20)

Mortality rate
Impact of 1 year increase	67	76
Impact of 1 year decrease	(72)	(80)

Disclosure of net defined benefit liability (asset)
Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2021	2020

Plan assets, beginning of year	2,791	2,449
Interest income	78	81
Remeasurements, recognized in other comprehensive income and equity	223	163
Contributions by employees	32	34
Contributions by employer	177	150
Benefits paid	(99)	(82)
Administrative expenses paid from plan assets	(4)	(4)

Plan assets, end of year	3,198	2,791

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2021	2020

Accrued benefit obligations, beginning of year	3,365	2,900
Current service cost	156	146
Interest cost	89	91
Benefits paid	(99)	(82)
Contributions by employees	32	34
Remeasurements, recognized in other comprehensive income and equity	(372)	276

Accrued benefit obligations, end of year	3,171	3,365
Below is a summary of our net pension expense. Net interest cost is included in finance costs; other pension expenses are included in salaries and benefits expense in operating costs on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2021	2020

Plan cost:
Current service cost	156	146
Net interest cost	11	10

Net pension expense	167	156
Administrative expense	4	4

Total pension cost recognized in net income	171	160

Net interest cost, a component of the plan cost above, is included in finance costs and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2021	2020

Interest income on plan assets	(78)	(81)
Interest cost on plan obligation	89	91

Net interest cost, recognized in finance costs	11	10

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2021	2020

Return on plan assets (excluding interest income)	223	163
Change in financial assumptions	390	(272)
Effect of experience adjustments	(18)	(4)
Change in asset ceiling	(9)	—

Remeasurement gain (loss), recognized in other comprehensive income and equity	586	(113)
We also provide supplemental unfunded defined benefit pensions to certain executives. Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, remeasurements, and benefits paid.

	Years ended December 31
(In millions of dollars)	2021	2020

Accrued benefit obligation, beginning of year	92	73
Pension expense, recognized in employee salaries and benefits expense	12	13
Net interest cost, recognized in finance costs	3	3
Remeasurements, recognized in other comprehensive income	(7)	8
Benefits paid	(4)	(5)

Accrued benefit obligation, end of year	96	92

Disclosure of fair value of plan assets
Plan assets comprise mainly pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2021	2020

Equity securities	1,879	1,689
Debt securities	1,302	1,087
Other - cash	17	15

Total fair value of plan assets	3,198	2,791
ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2021	2020

Equity securities:
Domestic	11.8%	11.9%	8% to 18%
International	47.0%	48.6%	37% to 67%
Debt securities	40.7%	39.0%	25% to 45%
Other - cash	0.5%	0.5%	0% to 2%

Total	100.0%	100.0%